Annual Fund Operating Expenses - Eaton Vance Emerging Markets Debt Opportunities Fund	Jul. 31, 2022
Class A
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%
Class I
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%
Class R6
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.79%